Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Oct. 10, 2019 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Insurance premium receivables	¥ 25,290		¥ 4,646
Guarantee and entrustment deposits	58,691		75,364
Deposits	20,689		15,942
Short term investments	1,307,865		1,612,351		$ 200,439
Amortization of acquired intangible assets	281	$ 43	942	¥ 15,946
Impairment of equity method investment	10,929
Other non-current assets	6,830
Unconvertible balance	50,000
Share-based compensation expenses	(393)	(60)	393
Cumulative cost recognized	393
Recognized contingent performance bonus	17,265		58,124	23,166
Balances of contract assets	198,357		131,063
Sales taxes, amount	20,610		21,916	21,508
Total value-added taxes, paid	179,663		197,067	179,317
Cash and cash equivalents, foreign currency risk	172,359		220,895
Advertising costs	¥ 37,389		44,387	¥ 34,663
Operating lease term	10 years				10 years
Right-of-use asset	¥ 181,576
Lease liability	¥ 181,457
Rent concenssions received (in Dollars) | $		832
Cumulative effect adjustment (in Dollars) | $		7,523
Recognition of allowance for credit losses (in Dollars) | $		$ 7,523
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	9 years 4 months 24 days	9 years 4 months 24 days
Operating lease term	2 years				2 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	10 years	10 years
Operating lease term	10 years				10 years
Beijing Cheche Technology Co. Ltd [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Loan receivable						¥ 10,929
Finite-Lived Intangible Assets [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Amortization of acquired intangible assets	¥ 8,854		¥ 8,576